Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004012
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Investor Class
Trading Symbol	PRASX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 1,773,700,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,773,700
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.0%
Information Technology	24.4
Communication Services	15.6
Industrials & Business Services	10.9
Consumer Discretionary	10.4
Real Estate	3.5
Energy	2.3
Consumer Staples	1.7
Health Care	1.6
Other	3.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.0%
Tencent Holdings	7.4
Samsung Electronics	4.1
Alibaba Group Holding	4.1
ICICI Bank	3.0
HDFC Bank	2.9
DBS Group Holdings	2.6
Bank Central Asia	2.6
Reliance Industries	2.3
Singapore Telecommunications	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166321
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	I Class
Trading Symbol	PNSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,773,700,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,773,700
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.0%
Information Technology	24.4
Communication Services	15.6
Industrials & Business Services	10.9
Consumer Discretionary	10.4
Real Estate	3.5
Energy	2.3
Consumer Staples	1.7
Health Care	1.6
Other	3.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.0%
Tencent Holdings	7.4
Samsung Electronics	4.1
Alibaba Group Holding	4.1
ICICI Bank	3.0
HDFC Bank	2.9
DBS Group Holdings	2.6
Bank Central Asia	2.6
Reliance Industries	2.3
Singapore Telecommunications	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225809
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Z Class
Trading Symbol	TRZNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,773,700,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,773,700
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	26.0%
Information Technology	24.4
Communication Services	15.6
Industrials & Business Services	10.9
Consumer Discretionary	10.4
Real Estate	3.5
Energy	2.3
Consumer Staples	1.7
Health Care	1.6
Other	3.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	12.0%
Tencent Holdings	7.4
Samsung Electronics	4.1
Alibaba Group Holding	4.1
ICICI Bank	3.0
HDFC Bank	2.9
DBS Group Holdings	2.6
Bank Central Asia	2.6
Reliance Industries	2.3
Singapore Telecommunications	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless